SHAREHOLDERS' EQUITY - Summary Of Employee Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2024	Dec. 31, 2023
Number of options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	160,576
Share-based Payment Arrangement, Option
Number of options
Outstanding, balance		3,956,056
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		74,814
Exercised		(828,721)
Forfeited		(36,516)
Outstanding, balance		3,165,633	3,956,056
Exercisable options at the end of the year		2,937,959
Options vested and expected to vest at the end of the year		3,158,931
Weighted average exercise price
Outstanding, weighted average exercise price		$ 97.93
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		116.94
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		60.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		127.07
Outstanding, weighted average exercise price		107.86	$ 97.93
Exercisable, weighted average exercise price		105.47
Options vested and expected to vest at the end of the year		$ 107.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		4 years 4 months 17 days	4 years 11 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years 1 month 17 days
Outstanding at the beginning of the year, aggregate intrinsic value		$ 167,822
Outstanding at the ending of the year, aggregate intrinsic value		355,730	$ 167,822
Exercisable, aggregate intrinsic value		337,444
Options vested and expected to vest at the end of the year, aggregate intrinsic value		$ 355,108